Calvert
Moderate Allocation Fund
December 31, 2023
Schedule of Investments (Unaudited)

Mutual Funds — 98.2%(1)

Security	Shares	Value
Equity Funds — 66.9%
Calvert Impact Fund, Inc.:
Calvert Small-Cap Fund, Class R6	331,660	$ 11,074,132
Calvert Responsible Index Series, Inc.:
Calvert International Responsible Index Fund, Class R6	585,625	16,830,865
Calvert US Large-Cap Core Responsible Index Fund, Class R6	1,413,052	58,867,737
Calvert US Large-Cap Growth Responsible Index Fund, Class R6	522,613	28,194,960
Calvert US Large-Cap Value Responsible Index Fund, Class R6	938,624	27,802,050
Calvert US Mid-Cap Core Responsible Index Fund, Class R6	242,923	9,058,593
Calvert Social Investment Fund:
Calvert Equity Fund, Class R6	215,220	19,617,264
Calvert Focused Value Fund, Class R6	1,974,100	20,925,455
Calvert World Values Fund, Inc.:
Calvert Emerging Markets Advancement Fund, Class I	1,621,418	17,122,173
Calvert Emerging Markets Equity Fund, Class R6	486,662	7,908,261
Calvert International Equity Fund, Class R6	880,808	20,936,815
Calvert International Opportunities Fund, Class R6	829,607	14,119,917
Calvert Mid-Cap Fund, Class I	91,078	3,915,460
		$256,373,682
Income Funds — 31.3%
Calvert Management Series:
Calvert Flexible Bond Fund, Class R6	802,576	$11,581,168
Calvert Floating-Rate Advantage Fund, Class R6	1,389,580	12,478,430
Calvert Social Investment Fund:
Calvert Bond Fund, Class R6	2,671,688	38,926,496
The Calvert Fund:
Calvert Core Bond Fund, Class I	1,216,395	19,437,996
Calvert High Yield Bond Fund, Class R6	523,239	12,620,519
Calvert Mortgage Access Fund, Class I	1,177,824	11,648,684
Calvert Short Duration Income Fund, Class R6	368,331	5,757,012
Calvert Ultra-Short Duration Income Fund, Class R6	775,876	7,626,858
		$120,077,163
Total Mutual Funds (identified cost $337,106,607)		$376,450,845

U.S. Treasury Obligations — 2.6%

Security	Principal Amount (000's omitted)	Value
U.S. Treasury Inflation-Protected Bond:
0.625%, 7/15/32(2)	$8,550	$ 7,816,166
0.75%, 2/15/45(2)(3)	2,511	1,965,890
Total U.S. Treasury Obligations (identified cost $10,409,943)		$ 9,782,056

Short-Term Investments — 0.0%(4)

Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.27%(5)	7,237	$ 7,237
Total Short-Term Investments (identified cost $7,237)		$ 7,237
Total Investments — 100.8% (identified cost $347,523,787)		$386,240,138

Other Assets, Less Liabilities — (0.8)%	$ (2,925,186)
Net Assets — 100.0%	$383,314,952

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Affiliated fund.
(2)	Inflation-linked security whose principal is adjusted for inflation based on changes in the U.S. Consumer Price Index. Interest is calculated based on the inflation-adjusted principal.
(3)	Security (or a portion thereof) has been pledged to cover margin requirements on open futures contracts.
(4)	Amount is less than 0.05%.
(5)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of December 31, 2023.

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 2-Year Treasury Note	12	Long	3/28/24	$2,470,969	$27,175
U.S. 5-Year Treasury Note	64	Long	3/28/24	6,961,500	172,556
U.S. 10-Year Treasury Note	18	Long	3/19/24	2,032,031	73,809
U.S. Long Treasury Bond	52	Long	3/19/24	6,496,750	480,470

Calvert
Moderate Allocation Fund
December 31, 2023
Schedule of Investments (Unaudited) — continued

Futures Contracts — continued
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
U.S. Ultra 10-Year Treasury Note	39	Long	3/19/24	$4,602,609	$199,265
U.S. Ultra-Long Treasury Bond	26	Long	3/19/24	3,473,438	318,437
					$1,271,712
During the fiscal year to date ended December 31, 2023, the Fund used futures contracts to facilitate the periodic rebalancing of its portfolio to maintain its target asset allocation and to make tactical asset allocations.
At December 31, 2023, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
Affiliated Investments
At December 31, 2023, the value of the Fund's investment in affiliated funds, including funds that may be deemed to be affiliated, was $376,458,082, which represents 98.2% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended December 31, 2023 were as follows:
Name of Calvert Fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Capital gains distributions received	Shares, end of period
Bond Fund, Class R6	$37,106,184	$ 440,855	$ (755,415)	$ (52,862)	$ 2,187,734	$ 38,926,496	$ 440,927	$ —	2,671,688
Core Bond Fund, Class I	18,442,760	219,271	(188,854)	(5,133)	969,952	19,437,996	219,306	—	1,216,395
Emerging Markets Advancement Fund, Class I	16,781,735	530,716	(906,498)	(190,072)	906,292	17,122,173	530,716	—	1,621,418
Emerging Markets Equity Fund, Class R6	8,990,637	81,621	(1,661,914)	(358,756)	856,673	7,908,261	81,621	—	486,662
Equity Fund, Class R6	16,838,953	941,270	—	—	1,837,041	19,617,264	76,367	260,571	215,220
Flexible Bond Fund, Class R6	11,525,728	167,186	(491,020)	(22,887)	402,161	11,581,168	167,221	—	802,576
Floating-Rate Advantage Fund, Class R6	13,926,978	319,727	(1,850,767)	(201,207)	283,699	12,478,430	319,845	—	1,389,580
Focused Value Fund, Class R6	19,262,843	214,896	(188,854)	4,870	1,631,700	20,925,455	214,895	—	1,974,100
High Yield Bond Fund, Class R6	13,476,130	201,351	(1,661,914)	(175,012)	779,964	12,620,519	201,392	—	523,239
International Equity Fund, Class R6	18,298,615	516,082	—	—	2,122,118	20,936,815	213,917	—	880,808
International Opportunities Fund, Class R6	16,162,113	253,324	(4,192,555)	118,562	1,778,473	14,119,917	253,324	—	829,607
International Responsible Index Fund, Class R6	15,550,458	339,547	(566,562)	(2,583)	1,510,005	16,830,865	339,547	—	585,625
Liquidity Fund,Institutional Class(1)	4,163,915	7,146,064	(11,302,742)	—	—	7,237	19,149	—	7,237
Mid-Cap Fund, Class I	3,676,112	6,174	(151,083)	(15,988)	400,245	3,915,460	6,174	—	91,078

Calvert
Moderate Allocation Fund
December 31, 2023
Schedule of Investments (Unaudited) — continued

Name of Calvert Fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Capital gains distributions received	Shares, end of period
Mortgage Access Fund, Class I	$ 11,233,543	$ 165,223	$ (302,165)	$ 614	$ 551,469	$ 11,648,684	$ 165,639	$ —	1,177,824
Short Duration Income Fund, Class R6	5,802,900	70,360	(264,395)	(16,833)	164,980	5,757,012	70,371	—	368,331
Small-Cap Fund, Class R6	10,863,944	42,946	(1,019,811)	(8,449)	1,195,502	11,074,132	42,946	—	331,660
Ultra-Short Duration Income Fund, Class R6	11,658,198	143,326	(4,230,325)	1,623	54,036	7,626,858	143,354	—	775,876
US Large-Cap Core Responsible Index Fund, Class R6	46,861,230	6,521,799	—	—	5,484,708	58,867,737	629,559	—	1,413,052
US Large-Cap Growth Responsible Index Fund, Class R6	17,014,640	8,975,655	—	—	2,204,665	28,194,960	175,065	—	522,613
US Large-Cap Value Responsible Index Fund, Class R6	26,287,657	584,885	(1,548,602)	107,811	2,370,299	27,802,050	584,885	—	938,624
US Mid-Cap Core Responsible Index Fund, Class R6	9,216,867	100,670	(1,284,206)	167,640	857,622	9,058,593	100,670	—	242,923
Total				$ (648,662)	$28,549,338	$376,458,082	$4,996,890	$260,571

(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of December 31, 2023, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Mutual Funds	$376,450,845	$ —	$ —	$376,450,845
U.S. Treasury Obligations	—	9,782,056	—	9,782,056
Short-Term Investments	7,237	—	—	7,237
Total Investments	$376,458,082	$9,782,056	$ —	$386,240,138
Futures Contracts	$1,271,712	$ —	$ —	$1,271,712
Total	$377,729,794	$9,782,056	$ —	$387,511,850
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.
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